Organization and Principal Activities - Financial information of consolidated VIEs (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 607,579	¥ 527,407	¥ 95,982	¥ 188,980
Term deposits and short term investments		428,343	558,765
Accounts receivable, net		326,795	293,854
Total current assets		1,474,352	1,478,628
Equity investments, net		85,436	101,221
Deferred income tax assets, net		63,258	70,170
Operating lease right-of-use assets, net		56,791	67,950
Other non-current assets		13,614	13,179
Total non-current assets		237,575	280,116
Total assets		1,711,927	1,758,744
Accounts payable		144,670	122,133
Advances from customers		29,104	34,197
Taxes payable		175,932	170,479
Salary and welfare payable		86,607	86,444
Accrued expenses and other current liabilities		65,708	71,656
Total current liabilities		537,320	526,994
Total non-current liabilities		61,197	68,127
Total liabilities		598,517	595,121
Revenues	[1]	703,695	692,020	785,707
Gross profit	[1]	268,706	227,875	237,202
Net loss		(52,946)	(109,115)	(125,719)
Cash flows from operating activities:
Net cash used in operating activities		(44,303)	(60,827)	(312,411)
Cash flows from investing activities:
Net cash provided by investing activities		127,518	487,844	228,699
Cash flows from financing activities:
Net cash used in financing activities		(1,901)	(655)	0
Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		76,404	57,445
Amounts due to related parties		24,327	22,170
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		64,336	110,958
Term deposits and short term investments		29,611	167,097
Accounts receivable, net		101,022	84,809
Amounts due from inter-company entities		206,412	55,006
Other current assets		18,109	16,668
Total current assets		425,156	465,742
Equity investments, net		72,436	88,221
Deferred income tax assets, net		24,588	27,841
Operating lease right-of-use assets, net		17,491	28,486
Other non-current assets		19,091	26,215
Total non-current assets		133,606	170,763
Total assets		558,762	636,505
Accounts payable		44,299	37,310
Amounts due to inter-company entities		743,143	789,452
Advances from customers		18,316	21,423
Taxes payable		75,259	72,581
Salary and welfare payable		36,554	37,440
Accrued expenses and other current liabilities		42,960	56,548
Total current liabilities		972,004	1,020,860
Total non-current liabilities		17,305	29,870
Total liabilities		989,309	1,050,730
Revenues		348,228	340,421	376,120
Gross profit		104,563	103,852	112,851
Net loss		(15,716)	(41,008)	(43,898)
Cash flows from operating activities:
Net cash provided by/(used in) transactions with inter-company entities		(213,117)	(4,885)	45,768
Net cash (used in)/provided by transactions with other entities		79,204	5,180	(62,108)
Net cash used in operating activities		(133,913)	295	(16,340)
Cash flows from investing activities:
Loans (paid to)/collected from inter-company entities		(142,504)	72,427	(77,751)
Net cash provided by/(used in) other investing activities		132,248	(154,830)	79,148
Net cash provided by investing activities		(10,256)	(82,403)	1,397
Cash flows from financing activities:
Proceeds from loans from inter-company entities		101,324	157,423	123
Net cash used in other financing activities		(1,076)	0	0
Net cash used in financing activities		100,248	157,423	¥ 123
Variable Interest Entity | Related Party
Variable Interest Entity [Line Items]
Amounts due from related parties		5,666	31,204
Amounts due to related parties		¥ 11,473	¥ 6,106

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):